Concentrations of Credit Risk and Major Customers and Suppliers (Details Textual)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Concentrations of Credit Risk and Major Customers and Suppliers (Textual)
Concentration risk, customers	Receivable balance from IIG Ltd. a related party of the Company, and four other customers accounted for 30%, 16%, 15%, 13% and 11%, respectively, of the total net accounts receivable from both related party and third parties.	IIG Ltd. and two other customers accounted for 13%, 34%, and 27%, respectively, of the total net accounts receivable.
Concentration risk, suppliers	One supplier accounted for 100% of the Company's total current outstanding accounts payable.	No supplier accounted for more than 10% of the Company's accounts payable.
Revenues Member]
Concentrations of Credit Risk and Major Customers and Suppliers (Textual)
Concentration risk, customers	10% or more	10% or more
Purchases [Member]
Concentrations of Credit Risk and Major Customers and Suppliers (Textual)
Concentration risk, suppliers	10% or more	10% or more